Cost of sales, without considering depreciation and amortization - Cost of services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cost of sales [Line Items]
Cost of sales of services, without considering depreciation and amortization	$ 1,554	$ 3,378	$ 4,318
cost of services [Member]
Disclosure of cost of sales [Line Items]
Disbursement of salaries	371	1,231	2,128
Consumption of materials and supplies	20	497	675
Maintenance and repair	55	186	543
Services provided by third parties	189	331	382
Electricity and water	668	589	249
Insurances	81	163	86
Transport	87	148	50
Short-term and low-value lease	6	89	92
Other production expenses	77	144	113
Cost of sales of services, without considering depreciation and amortization	$ 1,554	$ 3,378	$ 4,318